INCOME TAX EXPENSE - ANALYSIS OF TAXATION CHARGES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
INCOME TAX EXPENSE [abstract]
Applicable income tax rate	25.00%	25.00%		25.00%	25.00%
Current income tax	¥ 435,991			¥ 355,579	¥ 379,482
Deferred income tax (Note 12)	(146,225)			(20,215)	10,827
Income tax expense	¥ 289,766	$ 42,145	[1]	¥ 335,364	¥ 390,309

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .